Consolidated Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	[1]	£ 7,042	£ 7,303
Property, plant and equipment		499	495
Right-of-use assets	[1]	452	449
Investments in associated undertakings	[1]	44	63
Other investments		21	23
Deferred tax assets		43	43
Contract costs	[1]	224	215
Retirement benefit assets		3	3
Trade and other receivables		45	90
Derivative financial instruments		57	21
Non current assets		8,430	8,705
Current assets
Other investments		1	1
Inventories		207	200
Trade and other receivables	[1]	880	830
Current tax assets		33	36
Derivative financial instruments		14
Cash and cash equivalents		1,562	2,170
Current assets		2,697	3,237
Current liabilities
Trade and other payables	[1]	(1,144)	(1,166)
Current tax liabilities		(48)	(60)
Provisions for liabilities and charges		(94)	(133)
Bank and other short-term borrowings	[1]	(1,134)	(1,345)
Lease liabilities		(127)	(135)
Derivative financial instruments		(32)
Current liabilities		(2,579)	(2,839)
Net current assets		118	398
Non-current liabilities
Other payables	[1]	(71)	(90)
Bank and other long-term borrowings		(3,153)	(3,574)
Lease liabilities	[1]	(318)	(325)
Deferred tax liabilities	[1]	(517)	(513)
Retirement benefit obligations		(28)	(30)
Provisions for liabilities and charges	[1]	(357)	(381)
Derivative financial instruments		(16)	(92)
Non current liabilities		(4,460)	(5,005)
Net assets		4,088	4,098
Equity Capital and reserves attributable to the Company's equity holders
Share capital		25	25
Share premium		14	9
Other reserves		532	763
Retained earnings		3,518	3,302
Equity attributable to owners of parent		4,089	4,099
Non-controlling interests		(1)	(1)
Total equity		£ 4,088	£ 4,098

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).